FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2021			June 30, 2020
	USD	CAD	EUR	USD	EUR
	$	$	$	$	$
Cash at Bank / on hand	7,868,978	—	36,787	2,512,767	38,020
Trade and other receivables	31,908	—	—	—	—
Trade and other payables	27,001	(1,236)	—	99,637	—

SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES

The tables below analyse the Company’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/liabilities
financial liabilities	$	$	$	$	$	$	$
At June 30, 2021
Trade and other payables	760,350	—	—	—	—	760,350	760,350
Lease liabilities	129,057	50,569	24,412	—	—	204,038	204,038
Total	889,407	50,569	24,412	—	—	964,388	964,388

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/liabilities
financial liabilities	$	$	$	$	$	$	$
At June 30, 2020
Trade and other payables	723,724	—	—	—	—	723,724	723,724
Lease liabilities	108,924	131,991	188,621	—	—	429,536	429,536
Borrowings	—	—	52,252	—	—	52,252	52,252
Total	832,648	131,991	240,873	—	—	1,205,512	1,205,512

SCHEDULE OF EXPOSURE TO INTEREST RATE RISKS AND EFFECTIVE INTEREST RATES OF FINANCIAL ASSETS AND LIABILITIES

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognised and unrealised, for the Company is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted ave. effective rate	Ave. maturity Period
Consolidated	Year	A$	A$	A$	%	Days
Financial assets
Cash at bank / on hand	2021	2,955,047	17,947,235	20,902,282	0.2%	At call
	2020	11,645,389	—	11,645,389	0.5%	At call
Performance bond / deposits	2021	—	1,856	1,856	—	At call
	2020	—	2,025	2,025	—	At call
Totals	2021	2,955,047	17,949,091	20,904,138
	2020	11,645,389	2,025	11,647,414
Financial liabilities
Borrowings	2021	—	—	—	—	—
	2020	—	52,252	52,252	1%	—
Leases	2021	—	204,038	204,038	5.37%	—
	2020	—	429,536	429,536	5.37%	—
Totals	2021	—	204,038	204,038
	2020	—	481,788	481,788